Contingencies and commitment (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	€ 28,496	€ 26,346
Purchase commitments	83,460	65,246
Total contractual obligations and commitments	111,956	91,592
Collaboration Agreement For Filgotinib [Member] | Gilead Sciences, Inc
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	102,100	129,000
Total contractual obligations and commitments	5,600	10,100
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	4,635	4,150
Purchase commitments	59,622	53,010
Total contractual obligations and commitments	64,256	57,160
1-3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	9,102	7,820
Purchase commitments	22,922	11,233
Total contractual obligations and commitments	32,024	19,053
3-5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	6,812	6,010
Purchase commitments	916	1,002
Total contractual obligations and commitments	7,728	7,012
After five years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	7,948	8,366
Total contractual obligations and commitments	€ 7,948	€ 8,366